Summary of Significant Accounting Policies (Foreign Currency Translation) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Summary of Significant Accounting Policies [Abstract]
Balance sheet exchange rates used to translate amounts in RMB into USD	6.1619	6.2666	6.1104	6.3011
Statement of operations and other comprehensive loss exchange rates used to translate amounts in RMB into USD	6.1156	6.2769	6.1905	6.3034